Other Comprehensive Income	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Other Comprehensive Income
30	OTHER COMPREHENSIVE INCOME
The analysis of this account is reflected below:

	Cash flow hedge	Foreign currency translations adjustment	Increase in fair value of available-for sale assets	Exchange difference from net investment in a foreign operation	Total
At January 1, 2017	(87)	(54,556)	7,461	(8,455)	(55,637)

Credit (charge) for the year	650	(9,166)	—	9,222	706
Tax effects	(192)	—	—	(2,729)	(2,921)

Other comprehensive income of the year	458	(9,166)	—	6,493	(2,215)

At December 31, 2017	371	(63,722)	7,461	(1,962)	(57,852)

(Charge) credit for the year	160	(7,875)	—	(10,800)	(18,515)
Tax effects	(47)	—	—	2,808	2,761
Transfer to profit or loss (*)	—	14,805	—	—	14,805

Other comprehensive income of the year	113	6,930	—	(7,992)	(949)

At December 31, 2018	484	(56,792)	7,461	(9,954)	(58,801)

(Charge) credit for the year	8	(6,892)	—	—	(6,884)
Tax effects	(2)	—	—	—	(2)

Other comprehensive income of the year	6	(6,892)	—	—	(6,886)

At December 31, 2019	490	(63,684)	7,461	(9,954)	(65,687)

(*)	The amount of S/14.8 million corresponds to the recognition of the translation adjustment from CAM Chile S.A., an indirect subsidiary sold in December 2018.

The amounts in the above table only represent amounts attributable to the Company’s controlling interest, net of tax. The table below shows the movement in other comprehensive income per year:

	2017	2018	2019
Controlling interest	(2,215)	(949)	(6,886)
Non-controlling interest	(3,117)	(1,346)	(1,734)
Adjustment for actuarial gains and losses, net of tax	(2,948)	16,589	—

Total value in OCI	(8,280)	14,294	(8,620)